Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2021
Time charterin contracts [Abstract]
Leases - The Company as Lessee
20. Leases – The Company as Lessee
Time
charter-in
contracts
For the years ended December 31, 2019 and 2020, the Company chartered in vessels to supplement its own fleet and employed them both on time charters and voyage charters. The time charter-in
contracts ranged in lease terms from 1 year to 5 years.

No charter-in contracts were entered into during the year ended December 31, 2021.
The Company had one time
charter-in
contract with a monthly charter hire of $130,000 relating to the vessel Gas Cathar, which was greater than 12 months at January 1, 2019 i.e. the date of adoption of ASC 842. This contract expired in March 2020. Lease payments relating to this charter amounted to $1,560,000 and $318,606 for the years ended December 31, 2019 and 2020 and are included in Charter hire expenses in the consolidated statements of operations.
The Company had entered into two time
charter-in
contracts in 2018 for the vessels Astrid and Kazak which were for a period of twelve months and which expired in 2019. Lease payments relating to the time charters of these vessels, amounted to $4,708,988 for the year ended December 31, 2019 and are included in Charter hire expenses in the consolidated statements of operations.
Office lease
In January 2019, the Company renewed its contract to lease office space from a related party for a period until December 2020 at an amount of EUR 6,500 ($7,345) per month. In January 2021, the Company entered into a new agreement to lease office space from a related party for a period of two years at an amount of EUR 7,000 ($8,279) per month. The Company determined these office leases to be operating leases and recorded the related right-of-use-assets
within operating lease
right-of-use-assets
and the lease liabilities within operating lease liabilities in the accompanying consolidated balance sheets and the lease expense within General and administrative expenses in the accompanying consolidated statement of operations (Note 3).
Lease Disclosures Under ASC 842
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2020 and 2021 as follows:

Description	Location in balance sheet	December 31, 2020	December 31, 2021
Non current assets:
Office leases	Operating lease right-of-use assets	$—	$104,168

		$—	$104,168

Liabilities:
Office leases	Current portion of operating lease liabilities	$—	$104,168

Lease liabilities - current portion		$—	$104,168

The Operating lease
right-of-use
asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses and sub-lease
income on a gross basis earned from
chartered-in
contracts greater than 12 months:

Description	Location in statement of operations	2019	2020	2021
Lease expense for chartered-in contracts 12 months or less	Charter hire expenses	$4,708,988	—	—
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	1,560,000	318,606	—

	Total charter hire expenses	6,268,988	318,606	—

Lease expense for office leases	General and administrative expenses	87,192	90,121	97,726
Sub lease income from chartered-in contracts greater than 12 months *	Revenues	3,091,390	860,227	—

*
The
sub-lease
income represents only time charter revenue earned on the
chartered-in
contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in
contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019 (2020 & 2021: nil). Additionally, there is revenue earned from time charters from chartered-in
contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019. No such contracts existed for the years ended December 31, 2020 and 2021.

The cash paid for operating leases with terms greater than 12 months for the years ended December 31, 2019, 2020 and 2021 amounted to $1,647,192, $408,727 and $97,726, respectively.

The weighted average remaining lease term on our operating leases with terms
greater than 12 months was 12 months. The weighted average discount rate was 5.6% as of December 31, 2020 and 2021 and reflects our incremental borrowing rate.
The table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2021:

Year	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%
2022 (undiscounted lease payments)	$107,520	$107,520

	107,520	107,520

Present value of lease liability	104,168	104,168
Lease liabilities - short term	104,168	104,168

Total lease liabilities	104,168	104,168

Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,352	$3,352